Investments in Equity Investees - Lease Commitments and Capital Commitments (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Lease commitments and capital commitments
Not later than 1 year	$ 1,495	$ 1,711
Between 1 to 2 years	1,301	1,383
Between 2 to 3 years	759	1,053
Between 3 to 4 years	342	597
Between 4 to 5 years	102	108
Total minimum lease payments	3,999	4,897
Capital commitments
Property, plant and equipment - Contracted but not provided for	2,180	2,545
Equity investees
Lease commitments and capital commitments
Not later than 1 year	1,480	1,511
Between 1 to 2 years	797	1,184
Between 2 to 3 years	300
Between 3 to 4 years	135
Between 4 to 5 years	113
Total minimum lease payments	2,825	2,695
Equity investees | Property, plant and equipment
Capital commitments
Property, plant and equipment - Contracted but not provided for	$ 3,348	$ 6,162